Other Assets - Schedule of Other Assets (Detail) $ / shares in Units, $ in Millions	Dec. 02, 2020 CAD ($) share $ / shares	Dec. 31, 2021 CAD ($)	Dec. 23, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure of classes of share capital [Line Items]
Intangible Assets		$ 78		$ 89
Private Equity Investments (Note 35)		53		52
Other Equity Investments		77		12
Net Investment in Finance Leases		60		52
Long-Term Receivables and Prepaids		77		11
Precious Metals		85		0
Other		1		0
Other assets		431		$ 216
Marten Hills | Marten Hills, Alberta
Disclosure of classes of share capital [Line Items]
Consideration received for sale of operating assets, purchase warrants	$ 8
Marten Hills | Marten Hills, Alberta | Share Purchase Warrants
Disclosure of classes of share capital [Line Items]
Expected life | share	3
Exercise price, share purchase warrants (CAD per share) | $ / shares	$ 2.00
Headwater
Disclosure of classes of share capital [Line Items]
Other Equity Investments		$ 77
Consideration Transferred in Sale of Non-current Assets, Warrants, Amount			$ 30